Note 12 - Restatement of Previously Issued Financial Statements (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation	$ 450,566	$ 358,972	$ 478,629	$ 85,168
Restatement Adjustment [Member]
Share-based Compensation				$ (179,058)